Document and Entity Information	6 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	ALL FOR ONE MEDIA CORP.
Entity Central Index Key	0001286459
Document Type	S-1/A
Document Period End Date	Mar. 31, 2018
Amendment Flag	true
Amendment Description	Description
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2018